Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000008940 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000008940 [Member] | U S Government Debt securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000008940 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000008940 [Member] | U S Government Corporation And Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000008940 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000008940 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000008940 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000008940 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000008940 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000008940 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000008940 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000008940 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000008940 [Member] | Mortgage Backed Securities Issued By U S Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000008940 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.80%
C000008940 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000008940 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.30%
C000008940 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008940 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000008940 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.70%
C000008940 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000008940 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.90%
C000008940 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000008940 [Member] | ICELAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000008940 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000008940 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000008940 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000008940 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000008940 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000008940 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000008940 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000008940 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000008940 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000008940 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000008940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000218633 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000218633 [Member] | U S Government Debt securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218633 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000218633 [Member] | U S Government Corporation And Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000218633 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000218633 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000218633 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000218633 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000218633 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000218633 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000218633 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000218633 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000218633 [Member] | Mortgage Backed Securities Issued By U S Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218633 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.80%
C000218633 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218633 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.30%
C000218633 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000218633 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218633 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.70%
C000218633 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218633 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218633 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218633 [Member] | ICELAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218633 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000218633 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000218633 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000218633 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218633 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000218633 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000218633 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218633 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218633 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000218633 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000218633 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000218634 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000218634 [Member] | U S Government Debt securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218634 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000218634 [Member] | U S Government Corporation And Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000218634 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000218634 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000218634 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000218634 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000218634 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000218634 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000218634 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000218634 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000218634 [Member] | Mortgage Backed Securities Issued By U S Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218634 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.80%
C000218634 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218634 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.30%
C000218634 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000218634 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218634 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.70%
C000218634 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218634 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218634 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218634 [Member] | ICELAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218634 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000218634 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000218634 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000218634 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218634 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000218634 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000218634 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218634 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218634 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000218634 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000218634 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000218631 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000218631 [Member] | U S Government Debt securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218631 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000218631 [Member] | U S Government Corporation And Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000218631 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000218631 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000218631 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000218631 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000218631 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000218631 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000218631 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000218631 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000218631 [Member] | Mortgage Backed Securities Issued By U S Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218631 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.80%
C000218631 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218631 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.30%
C000218631 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000218631 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218631 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.70%
C000218631 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218631 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218631 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218631 [Member] | ICELAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218631 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000218631 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000218631 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000218631 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218631 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000218631 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000218631 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218631 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218631 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000218631 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000218631 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000218632 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000218632 [Member] | U S Government Debt securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218632 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000218632 [Member] | U S Government Corporation And Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000218632 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000218632 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000218632 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000218632 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000218632 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000218632 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000218632 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000218632 [Member] | Mortgage Backed Securities Issued By U S Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218632 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000218632 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.80%
C000218632 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218632 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.30%
C000218632 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000218632 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218632 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.70%
C000218632 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218632 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218632 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218632 [Member] | ICELAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218632 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000218632 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000218632 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000218632 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218632 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000218632 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000218632 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218632 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218632 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000218632 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000218632 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000085587 [Member] | U S Government Debt securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085587 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000085587 [Member] | U S Government Corporation And Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000085587 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000085587 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000085587 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000085587 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000085587 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000085587 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085587 [Member] | Mortgage Backed Securities Issued By U S Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085587 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000085587 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000085587 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000085587 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000085587 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085587 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085587 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000085587 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085587 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000085587 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000085587 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085587 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000085587 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000085587 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085587 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085587 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085587 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085587 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085587 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085587 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000085587 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000085587 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000085587 [Member] | Singapore Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000085587 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000085587 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085588 [Member] | U S Government Debt securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085588 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000085588 [Member] | U S Government Corporation And Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000085588 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000085588 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000085588 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000085588 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000085588 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000085588 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085588 [Member] | Mortgage Backed Securities Issued By U S Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085588 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000085588 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000085588 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000085588 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000085588 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085588 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085588 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000085588 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085588 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000085588 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000085588 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085588 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000085588 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000085588 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085588 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085588 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085588 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085588 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085588 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085588 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000085588 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000085588 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000085588 [Member] | Singapore Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000085588 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000085588 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085589 [Member] | U S Government Debt securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085589 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000085589 [Member] | U S Government Corporation And Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000085589 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000085589 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000085589 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000085589 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000085589 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000085589 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085589 [Member] | Mortgage Backed Securities Issued By U S Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085589 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000085589 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000085589 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000085589 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000085589 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085589 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085589 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000085589 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085589 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000085589 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000085589 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085589 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000085589 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000085589 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085589 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085589 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085589 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085589 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085589 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085589 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000085589 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000085589 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000085589 [Member] | Singapore Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000085589 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000085589 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027206 [Member] | U S Government Debt securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027206 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000027206 [Member] | U S Government Corporation And Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027206 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027206 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000027206 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000027206 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000027206 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027206 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027206 [Member] | Mortgage Backed Securities Issued By U S Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027206 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027206 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000027206 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027206 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000027206 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027206 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027206 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027206 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027206 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027206 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027206 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027206 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000027206 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027206 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027206 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027206 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027206 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027206 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027206 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027206 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000027206 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000027206 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000027206 [Member] | Singapore Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000027206 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027206 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113502 [Member] | U S Government Debt securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000113502 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000113502 [Member] | U S Government Corporation And Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000113502 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000113502 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000113502 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000113502 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000113502 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000113502 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113502 [Member] | Mortgage Backed Securities Issued By U S Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113502 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113502 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000113502 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000113502 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000113502 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000113502 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113502 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113502 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113502 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000113502 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000113502 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113502 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000113502 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113502 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113502 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113502 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113502 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113502 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113502 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113502 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000113502 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000113502 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000113502 [Member] | Singapore Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000113502 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113502 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106458 [Member] | U S Government Debt securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000106458 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000106458 [Member] | U S Government Corporation And Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000106458 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000106458 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000106458 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000106458 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000106458 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106458 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106458 [Member] | Mortgage Backed Securities Issued By U S Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106458 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106458 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000106458 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000106458 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000106458 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000106458 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106458 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106458 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106458 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000106458 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106458 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106458 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000106458 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106458 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106458 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106458 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106458 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106458 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106458 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106458 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000106458 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000106458 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000106458 [Member] | Singapore Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000106458 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106458 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099349 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099349 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099349 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099349 [Member] | Geely Automobile Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099349 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099349 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099349 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099349 [Member] | Grupo Financiero Banorte SAB de CV Series O [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099349 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099349 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000099349 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000099349 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000099349 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000099349 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000099349 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000099349 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000099349 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000099349 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000099349 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000099349 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000099349 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000099349 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000099349 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000099349 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000099349 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000099349 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000099349 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000099349 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000099349 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000099349 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000099349 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000099349 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099349 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000099350 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099350 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099350 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099350 [Member] | Geely Automobile Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099350 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099350 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099350 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099350 [Member] | Grupo Financiero Banorte SAB de CV Series O [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099350 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099350 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000099350 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000099350 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000099350 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000099350 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000099350 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000099350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000099350 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000099350 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000099350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000099350 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000099350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000099350 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000099350 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000099350 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000099350 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000099350 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000099350 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000099350 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000099350 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000099350 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000099350 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000099350 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099350 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000099351 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099351 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099351 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099351 [Member] | Geely Automobile Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099351 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099351 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099351 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099351 [Member] | Grupo Financiero Banorte SAB de CV Series O [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099351 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099351 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000099351 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000099351 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000099351 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000099351 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000099351 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000099351 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000099351 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000099351 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000099351 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000099351 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000099351 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000099351 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000099351 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000099351 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000099351 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000099351 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000099351 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000099351 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000099351 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000099351 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000099351 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000099351 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099351 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000047776 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047776 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047776 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047776 [Member] | Geely Automobile Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047776 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047776 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047776 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047776 [Member] | Grupo Financiero Banorte SAB de CV Series O [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047776 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047776 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047776 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000047776 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000047776 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000047776 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000047776 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000047776 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000047776 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000047776 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000047776 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000047776 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047776 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047776 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047776 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000047776 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000047776 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000047776 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000047776 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000047776 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000047776 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000047776 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000047776 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000047776 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000047776 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000106468 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106468 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106468 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106468 [Member] | Geely Automobile Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106468 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106468 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106468 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106468 [Member] | Grupo Financiero Banorte SAB de CV Series O [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106468 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106468 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106468 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000106468 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000106468 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000106468 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000106468 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000106468 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000106468 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000106468 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000106468 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000106468 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106468 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000106468 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106468 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000106468 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000106468 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000106468 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000106468 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000106468 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000106468 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000106468 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000106468 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106468 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106468 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000056650 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056650 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056650 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000056650 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000056650 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056650 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000056650 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000056650 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056650 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000056650 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.60%
C000056650 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000056650 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056650 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000056650 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056647 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056647 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056647 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000056647 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000056647 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056647 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000056647 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000056647 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056647 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000056647 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.60%
C000056647 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000056647 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056647 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000056647 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056649 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056649 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056649 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000056649 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000056649 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056649 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000056649 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000056649 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056649 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000056649 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.60%
C000056649 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000056649 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056649 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000056649 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056651 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056651 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056651 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000056651 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000056651 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056651 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000056651 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000056651 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056651 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000056651 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.60%
C000056651 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000056651 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056651 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000056651 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056652 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056652 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056652 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000056652 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000056652 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056652 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000056652 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000056652 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056652 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000056652 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.60%
C000056652 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000056652 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056652 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000056652 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106469 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106469 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106469 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000106469 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000106469 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106469 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000106469 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000106469 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106469 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106469 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.60%
C000106469 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000106469 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106469 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106469 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000082346 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000082346 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000082346 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000082346 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000082346 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000082346 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000082346 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000082346 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082346 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000082346 [Member] | Private sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000082346 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000082346 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000082346 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082346 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000082346 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082346 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082346 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082346 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000082346 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000082346 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000082346 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000082346 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000082346 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000082346 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000082346 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000082346 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082346 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082346 [Member] | Quasi sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000082346 [Member] | Escrow certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000145673 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000145673 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000145673 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145673 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000145673 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000145673 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000145673 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000145673 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145673 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000145673 [Member] | Private sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000145673 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000145673 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000145673 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000145673 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000145673 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000145673 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000145673 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000145673 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145673 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145673 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000145673 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000145673 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000145673 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000145673 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000145673 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000145673 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000145673 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000145673 [Member] | Quasi sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000145673 [Member] | Escrow certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082347 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000082347 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000082347 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000082347 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000082347 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000082347 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000082347 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000082347 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082347 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000082347 [Member] | Private sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000082347 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000082347 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000082347 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082347 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000082347 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082347 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082347 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082347 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000082347 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000082347 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000082347 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000082347 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000082347 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000082347 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000082347 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000082347 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082347 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082347 [Member] | Quasi sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000082347 [Member] | Escrow certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082348 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000082348 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000082348 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000082348 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000082348 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000082348 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000082348 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000082348 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082348 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000082348 [Member] | Private sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000082348 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000082348 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000082348 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082348 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000082348 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082348 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082348 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082348 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000082348 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000082348 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000082348 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000082348 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000082348 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000082348 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000082348 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000082348 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082348 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082348 [Member] | Quasi sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000082348 [Member] | Escrow certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153967 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000153967 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000153967 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153967 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000153967 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000153967 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000153967 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000153967 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000153967 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153967 [Member] | Private sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000153967 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000153967 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000153967 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153967 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153967 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153967 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153967 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153967 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153967 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153967 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153967 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000153967 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000153967 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000153967 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000153967 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153967 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153967 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153967 [Member] | Quasi sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000153967 [Member] | Escrow certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000140586 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000140586 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000140586 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000140586 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140586 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140586 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140586 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000140586 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140586 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140586 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000140586 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000140586 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000140586 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140586 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000140586 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000140586 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140586 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000140586 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140586 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000140586 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000140586 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140587 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000140587 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000140587 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000140587 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140587 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140587 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140587 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000140587 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140587 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140587 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000140587 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000140587 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000140587 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140587 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000140587 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000140587 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140587 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000140587 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140587 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000140587 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000140587 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140588 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000140588 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000140588 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000140588 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140588 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140588 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140588 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000140588 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140588 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140588 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000140588 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000140588 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000140588 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140588 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000140588 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000140588 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140588 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000140588 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140588 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000140588 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000140588 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219602 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000219602 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000219602 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219602 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219602 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219602 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219602 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219602 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219602 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219602 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219602 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219602 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219602 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219602 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000219602 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219602 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219602 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219602 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219602 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219602 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000219602 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140589 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000140589 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000140589 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000140589 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140589 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140589 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140589 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000140589 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140589 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140589 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000140589 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000140589 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000140589 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140589 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000140589 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000140589 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140589 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000140589 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140589 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000140589 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000140589 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%